Significant Related Party Transactions - Summary of Names of Significant Related Parties and Nature of Relationship with Company (Detail)	12 Months Ended
Dec. 31, 2020
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Under common control of CLIC
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Under common control of CLIC
China Life Investment Management Company Limited (Formerly known as "China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Under common control of CLIC
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Under common control of CLIC
China Life Healthcare Investment company limited ("CLHI") [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Under common control of CLIC
China Life Enterprise Annuity Fund ("EAP") [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	A pension fund jointly set up by the Company and others